Marketable Securities and Securities Investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 6,148,520	¥ 5,462,503
Held-to-maturity securities, Gross unrealized gains	1,538,986	2,049,180
Held-to-maturity securities, Gross unrealized losses	(75,492)
Held-to-maturity securities, Fair value	7,612,014	7,511,683
Marketable securities and securities investments, Cost	8,029,066	7,289,953
Marketable securities and securities investments, Gross unrealized gains	1,804,294	2,361,653
Marketable securities and securities investments, Gross unrealized losses	(80,343)	(3,856)
Marketable securities and securities investments, Fair value	9,753,017	9,647,750
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,824,618	1,782,698
Available-for-Sale, Gross unrealized gains	195,371	241,883
Available-for-Sale, Gross unrealized losses	(4,474)	(3,835)
Available-for-Sale, Fair value	2,015,515	2,020,746
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	55,928	44,752
Available-for-Sale, Gross unrealized gains	69,937	70,590
Available-for-Sale, Gross unrealized losses	(377)	(21)
Available-for-Sale, Fair value	125,488	115,321
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	5,661,191	5,353,080
Held-to-maturity securities, Gross unrealized gains	1,520,904	2,020,621
Held-to-maturity securities, Gross unrealized losses	(30,553)
Held-to-maturity securities, Fair value	7,151,542	7,373,701
Japanese national government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,161,493	1,136,478
Available-for-Sale, Gross unrealized gains	182,836	218,863
Available-for-Sale, Gross unrealized losses	(928)	(6)
Available-for-Sale, Fair value	1,343,401	1,355,335
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	4,101	4,480
Held-to-maturity securities, Gross unrealized gains	449	522
Held-to-maturity securities, Fair value	4,550	5,002
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	60,450	60,707
Available-for-Sale, Gross unrealized gains	144	86
Available-for-Sale, Gross unrealized losses	(63)	(254)
Available-for-Sale, Fair value	60,531	60,539
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	230,011	61,811
Held-to-maturity securities, Gross unrealized gains	12,346	17,382
Held-to-maturity securities, Gross unrealized losses	(22,071)
Held-to-maturity securities, Fair value	220,286	79,193
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	163,785	132,739
Available-for-Sale, Gross unrealized gains	7,864	11,472
Available-for-Sale, Gross unrealized losses	(1,846)	(230)
Available-for-Sale, Fair value	169,803	143,981
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	253,019	42,934
Held-to-maturity securities, Gross unrealized gains	5,269	10,631
Held-to-maturity securities, Gross unrealized losses	(22,868)
Held-to-maturity securities, Fair value	235,420	53,565
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	27,601	35,896
Available-for-Sale, Gross unrealized gains	359	5,724
Available-for-Sale, Gross unrealized losses	(918)	(160)
Available-for-Sale, Fair value	27,042	41,460
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	198	198
Held-to-maturity securities, Gross unrealized gains	18	24
Held-to-maturity securities, Fair value	216	222
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	396,097	415,994
Available-for-Sale, Gross unrealized gains	4,168	5,738
Available-for-Sale, Gross unrealized losses	(719)	(3,185)
Available-for-Sale, Fair value	399,546	418,547
Other | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	15,192	884
Available-for-Sale, Gross unrealized gains		0
Available-for-Sale, Gross unrealized losses	0
Available-for-Sale, Fair value	¥ 15,192	¥ 884